Leases - Schedule of Components of Lease Expense (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Assets
Operating lease – ROU assets	$ 544,385	$ 84,780
Liabilities
Operating lease liabilities	312,780	59,807
Operating lease liabilities	231,635	25,934
Total lease liabilities	$ 544,415	$ 85,741
Weighted average remaining term (years)
Operating leases	1 year 3 months 10 days	5 months 15 days
Weighted average discount rate
Operating leases	5.88%	5.18%
General and Administrative Expense [Member]
Schedule of Components of Lease Expense [Line Items]
Operating lease costs	$ 315,051	$ 328,073
Research and Development Expense [Member]
Schedule of Components of Lease Expense [Line Items]
Operating lease costs		$ 111,735